RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of related party transactions

Expenses incurred by the General Partner and reimbursed by us under our Partnership Agreement were as follows:

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Operation and maintenance expense	$26,485	$25,050	$22,004
General and administrative expense	31,947	26,193	24,993